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October 5, 2015

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust, Dorsey Wright International Momentum Trust, Series 1 (the “Fund”)

(File No. 333-206697) (CIK# 1651422)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the Fund.

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on September 1, 2015. We received comments from the staff of the Commission in a letter dated September 24, 2014 and in a subsequent telephone conversation on October 1, 2015 between Ms. Dubey and Mr. Matthew T. Wirig requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1

The staff requested that we revise the “Investment Summary—Principal Investment Strategy” section of the prospectus to clarify what is “momentum” (or “relative strength”) and how the portfolio consultant selects securities based on “momentum” (or “relative strength”). We have revised the prospectus in accordance with the staff’s comment.

Comment 2

The staff requested that, inasmuch as the Fund’s name includes the word “international,” to expressly describe the Fund’s criteria for identifying a “foreign issuer.” We have revised the prospectus to include a 40% test which reflects the Commission’s guidance regarding fund names containing the word “international” (see Investment Company Institute Memorandum, SEC STAFF COMMENTS ON FUND NAMES (RULE 35d-1) (June 4, 2012)).

Comment 3

The staff requested that we add a risk factor that describes the risk that a security selected based on momentum investing will not perform as it is expected to perform to the “Investment Summary — Principal Risk Considerations” and “Risk Considerations” sections of the prospectus. We have revised the prospectus in accordance with the staff’s comment.

Comment 4

The staff requested that we replace the examples showing costs of investment in the Fund for three years, five years and ten years in the “Fee Table” section of the prospectus with an example showing such costs for the life of the Fund. Historically the Sponsor has shown the costs of investment for one, three, five and ten years in the prospectuses for its unit investment trusts assuming that at the termination of a trust the investor rolls his or her investment into a subsequent series of the trust which continues to follow the trust’s investment strategy. The Sponsor previously received a comment to show the costs of investments for “1 year” and “2 years (the life of trust)” in a telephone conversation between Ms. Dubey and Mr. Wirig on June 4, 2015 for Smart Trust, Zacks Diversified Equity and Corporate Bond Trust, Series 9 (File No. 333-203850), which has a scheduled life of two years. The Sponsor has revised its prospectuses to show costs of investment up to the life of a trust for trusts with a scheduled life of two years or longer. The Fund has a scheduled life of 15 months. The Sponsor believes that many investors follow a rollover strategy as part of an investment in unit investment trusts with shorter scheduled terms (e.g. trusts with a 15-month schedule life). As a result, the Sponsor believes that showing costs of investment for one year, three years, five years and ten years better reflects the expenses of an investor engaged in an ongoing strategy. This approach is consistent with that of other unit investment trust sponsors. Accordingly, the Sponsor proposes to show periods of one, three, five and ten years assuming a “rollover” investment at the end of the scheduled terms for the Fund and for any trust with a scheduled term of less than two years. The Sponsor further intends to show the relevant periods up to the scheduled termination of a trust for any trust with a scheduled term of two years or more, consistent with the comment received in connection with Smart Trust, Zacks Diversified Equity and Corporate Bond Trust, Series 9.

The staff also requested that the registrant represent in writing that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a “Tandy” letter). The Sponsor will include a Tandy letter with the final pricing amendment filing of the Registration Statement. We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on October 8, 2015, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

    Chapman and Cutler LLP